Allowances For Credit Losses And Investment in Financing Receivables (Detail) - Non Trade Receivable - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for credit losses:
Beginning balance	$ 33	$ 20	$ 18
Provision	6	13	2
Ending balance	39	33	20
Ending balance collectively evaluated for impairment	39	33	20
Financing receivables:
Ending balance	110	91	80
Ending balance collectively evaluated for impairment	$ 110	$ 91	$ 80